Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Operating Gains (Losses), Net [Abstract]
Insurance proceeds and other	$ 307		$ 2,409
Gain (loss) on disposal of assets	(14)	(131)	6	3,819
Impairment			(84,469)
Other operating gains (losses), net	$ 293	$ (131)	$ (82,054)	$ 3,819